Annual Total Returns [BarChart] - First Trust Horizon Managed Volatility Domestic ETF - First Trust Horizon Managed Volatility Domestic ETF	Dec. 01, 2021
Bar Chart Table:
2017	16.16%
2018	(2.07%)
2019	27.16%
2020	5.34%